Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Derivatives liabilities	₩ 28,021	₩ 27,328
Financial guarantee liabilities	49,806	50,472
Other financial liabilities, current	77,827	77,800
Non-current
Derivatives liabilities	17,033	46,429
Financial guarantee liabilities	14,461	17,733
Other financial liabilities, non-current	₩ 31,494	₩ 64,162